Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income	$ 49,473	$ 10,319
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	103,176	106,199
Share-based compensation expense	3,568	5,221
Loss / (Gain) on disposal of assets	2,100	(963)
Non-cash interest (income) expense	(1,646)	4,144
Deferred tax expense	(2,142)	(3,062)
Allowance for (reversal of) doubtful receivables	5,306	812
Charges on obsolete service inventories	2,294	103
Impairments and other charges	1,583
Other operating activities, net	317	757
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	33,466	(7,140)
(Increase) decrease in unbilled revenue	(45,887)	(2,720)
(Increase) decrease in retention withholdings	25,215	(4,233)
(Increase) decrease in inventories	(3,834)	3,636
(Increase) decrease in prepaid expenses	(6,772)	21
(Increase) decrease in other current assets	6,365	896
Change in other long-term assets and liabilities	4,653	2,999
Increase (decrease) in accounts payable and accrued expenses	15,797	9,982
Increase (decrease) in other current liabilities	(9,963)	13,468
Net cash provided by operating activities	183,069	140,439
Cash flows from investing activities:
Capital expenditures	(80,053)	(65,824)
IPM investments (Note 2)		(15,917)
Proceeds from disposal of assets	929	1,246
Other investing activities	(5,034)	(1,000)
Net cash used in investing activities	(84,158)	(81,495)
Cash flows from financing activities:
Proceeds from long-term debt	4,063	11,293
Repayments of long-term debt	(53,810)	(40,014)
Proceeds from short-term borrowings	58,738	73,312
Repayments of short-term borrowings	(53,140)	(109,228)
Payments on capital leases	(1,432)	(1,802)
Payments on seller-provided financing for capital expenditures	(2,819)	(8,858)
Other financing activities, net	(163)	(197)
Net cash used in financing activities	(48,563)	(75,494)
Effect of exchange rate changes on cash
Net increase (decrease) in cash	50,348	(16,550)
Cash and cash equivalents, beginning of period	67,821	78,853
Cash and cash equivalents, end of period	$ 118,169	$ 62,303